Citigroup Mortgage Loan Trust 2024-INV1 ABS-15G

Exhibit 99.1 - Schedule 2(a)

Loan Level Exception - Final Grades
																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	900000001	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000002	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000003	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000004	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	1				2	[2] Appraisal Documentation - Loan is to be securitized. The appraisal was provided on a standard appraisal form. The appraiser performed an exterior only inspection of the subject. (GSE COVID19): Application Date: XX/XX/XXXX; Closing Date: XX/XX/XXXX			2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)						-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	900000005	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000006	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000007	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000008	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to locate verification a copy of the appraisal was provided to the borrower.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000009	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000010	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000011	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000012	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000013	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000014	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000384	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000385	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $76.50 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit report Fee was last disclosed $50.00 on LE but disclosed as$76.50 on Final CD. File does not contain COC for this file Cure provided at closing	REVIEWER - CURED COMMENT (2023-09-14): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000386	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Farming / Start Date: XX/XX/XXXX [2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Farming / Start Date: XX/XX/XXXX	Borrower has an Un-Audited P&L and does not have two months account statements.	REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors LTV, FICO, and DTI for missing income documents. Comp factor DTI is not substantiated or used.
SELLER - GENERAL COMMENT (2023-10-26): Uploaded 3 months account statements and signed P&L
REVIEWER - CLEARED COMMENT (2023-10-30): Received 3 months consecutive banks statement in the name of business and associated exception cleared.
REVIEWER - RE-OPEN COMMENT (2023-10-30): Clear In Error.
															REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors LTV, FICO, and DTI for missing income documents. Comp factor DTI is not substantiated or used.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: No NMLS Id on the Final Closing Disclosure.		Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000387	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $735.00 exceeds tolerance of $650.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	REVIEWER - CURED COMMENT (2023-09-09): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000388	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.70300% on Final Closing Disclosure provided on XX/XX/XXXX is under-disclosed from the calculated APR of 3.85353% outside of 0.125% tolerance. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX  is under disclosed by $XXX  compared to the calculated Finance Charge of $XXX  which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XX/XX/XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,555.16 on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,162.00 exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence the borrower was provided a copy of the appraisal was not in file; appraisal acknowledgement says either they received the doc or waived the right to, determination cannot be made.
Federal Compliance - TRID Final Closing Disclosure APR: The APR is underdisclosed due to the finance charge not including loan discount points of $XXX in the finance charge.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX  is under disclosed by $XXX  compared to the calculated Finance Charge of $XXX  which exceeds the $100.00 threshold.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XX/XX/XXXX: Page 1 of closing disclosure issued XX/XX/XXXX lists Estimated Taxes, Insurance & Assessments of $XXX  monthly.  Page 4 non-escrowed Estimated Property Costs over Year 1 of $XXX , which is accurate.
																						Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee was added on closing disclosure issued XX/XX/XXXX, change of circumstance stated loan was locked, however that would not effect recording fee.		Federal Compliance - TRID Final Closing Disclosure APR: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XX/XX/XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000389	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				2	[2] Appraisal Reconciliation - Appraisal is required to be in name of Lender: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The lender listed on the appraisal is XXXX rather than the actual lender XXXX and no appraisal transfer letter was provided.		1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $69.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)		REVIEWER - CURED COMMENT (2023-09-08): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	900000390	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 20.62116% exceeds AUS total debt ratio of 15.85000%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Miscellaneous - Credit Exception: [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement [2] Income Documentation - REO Documents are missing.: Address: XXXX, XXXX Statement	Upon review of trailing docs, due diligence DTI exceeds the AUS. Negative cash flow $XXX, credit card debts $XXX = $XXX = 20.62%.
Payment history not provided for the Homepoint mortgage per AUS. Pay history in file reflects a range of dates that is post closing.
AUS reflects the borrower has 2 financed properties when the borrower actually has 10.  An updated AUS is required, once received additional exceptions may apply.
Most recent mortgage statement was not provided in order to verify PITIA for this property whose income was used to qualify.
Most recent mortgage statement was not provided in order to verify PITIA for this property whose income was used to qualify.	REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors DTI, FICO, and LTV for missing documents. Comp factor LTV is not substantiated or used.
SELLER - GENERAL COMMENT (2023-10-21): Pay history uploaded
SELLER - GENERAL COMMENT (2023-10-21): Both loans closed XX/XX/XXXX so a mortgage history prior to closing would not apply as these are new loans. Waiting for response from XXXX.
REVIEWER - GENERAL COMMENT (2023-10-23): Please provided a final CD showing the date of closing. Exceptions remains.
SELLER - GENERAL COMMENT (2023-10-24): The mortgage history provided would show the onboarding date and first payment dates. Please re-visit and escalate to management.
REVIEWER - GENERAL COMMENT (2023-10-30): Account history provided on XX/XX/XXXX is for subject property, still missing for REO XXXX, exception remains.
REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived.  Client provided comp factors DTI, FICO, and LTV for missing documents.  Comp factor LTV is not substantiated or used.
SELLER - GENERAL COMMENT (2023-10-05): Agree -  3 possibly 4 financed properties counting subject property. Missing documentation to support new purchase loans on XXXX. No Mortgages shown on 1003's in file however, hazard insurance shows mortgagees and 1003 states pending purchase. Also, unable to determine if there is a mortgage on XXXX as the additional interest mortgagee page is missing from hazard. Only 1 page of 4 provided. Escalated
SELLER - GENERAL COMMENT (2023-10-21): Updating the AUS is not optional since loan has been delivered to Agency.  No updates permitted after loan delivery to Agency.
SELLER - GENERAL COMMENT (2023-10-21): Comp Factors - FICO XXX. Borrower has resided in current residence for 10 years.  $XXX Residual income Family of 7.   247 months reserves.
REVIEWER - GENERAL COMMENT (2023-10-23): Buyer to review and approve.
SELLER - GENERAL COMMENT (2023-10-24): Additional documentation related to exception.
REVIEWER - GENERAL COMMENT (2023-10-30): Borrower has 5 mortgaged REOs per 1003. Exception remains.
REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived.  Client provided comp factors DTI, FICO, and LTV for missing documents.  Comp factor LTV is not substantiated or used.
SELLER - GENERAL COMMENT (2023-10-05): Agree - missing CD from purchase of XXXX or servicing history showing onboarding with payment. Mortgage not disclosed on 1003 states pending purchase.Escalated
REVIEWER - GENERAL COMMENT (2023-10-16): Property address XXXX, Most recent mortgage statement was not provided in order to verify PITIA for this property whose income was used to qualify. Exception Remains.
SELLER - GENERAL COMMENT (2023-10-24): insurance
REVIEWER - GENERAL COMMENT (2023-10-25): Mortgage Statement for property XXXX is required
SELLER - GENERAL COMMENT (2023-10-27): Per Lender this rental is through the Borrower's business and mortgage statement would not be required. See LOX uploaded previously.
REVIEWER - GENERAL COMMENT (2023-10-30): Per insurance verification there is mortgagee clause for the borrower and insurance verification will be required for XXXX.
REVIEWER - GENERAL COMMENT (2023-10-30): As per final 1003 total housing expense is $XXX and we have verified tax amount of $XXX  (XXXX) and Insurance amount of $XXXX. Please provide proof for the remaining amount  $XXX  . Exception remains.
REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived.  Client provided comp factors DTI, FICO, and LTV for missing documents.  Comp factor LTV is not substantiated or used.
SELLER - GENERAL COMMENT (2023-10-05): Agree - missing CD from purchase of 277 Casino or servicing history showing onboarding with payment. Mortgage not disclosed on 1003 states pending purchase.Escalated
REVIEWER - GENERAL COMMENT (2023-10-16): Property XXXX, Most recent mortgage statement or Closing Disclosure is not provided in order to verify PITIA for this property whose income was used to qualify. Exception Remains.
SELLER - GENERAL COMMENT (2023-10-24): Taxes and insurance
REVIEWER - GENERAL COMMENT (2023-10-25): Mortgage Statement for Property  XXXX, XXXX is Required.
SELLER - GENERAL COMMENT (2023-10-27): Per Lender this rental is through the Borrower's business and mortgage statement would not be required. See LOX uploaded previously.
REVIEWER - GENERAL COMMENT (2023-10-30): Per insurance verification there is mortgagee clause for the borrower and insurance verification will be required for XXXX, XXXX.
REVIEWER - GENERAL COMMENT (2023-10-30): As per final 1003 total housing expense is $XXX and we have verified tax amount of $XXX and Insurance amount of $XXXX. Please provide proof for the remaining amount  $XXX . Exception remains.
															REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors DTI, FICO, and LTV for missing documents. Comp factor LTV is not substantiated or used.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000391	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX	Based on XX/XX/XXXX Profit and Loss statement, 2 months statements bank statements were not provided.	SELLER - GENERAL COMMENT (2023-10-14): Disagree - XXXX bank stmts in loan file: XXXX. XXXX XX/XX/XXXX to XX/XX/XXXX, XX/XX/XXXX toXX/XX/XXXX, XX/XX/XXXX toXX/XX/XXXX, REVIEWER - GENERAL COMMENT (2023-10-20): We have received un-audited Profit and loss statement to verify his business, required 2 months of bank statement for business Account which mentioned borrower business name (Real Estate Sales Commision) on it. REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors LTV, FICO, and DTI for missing documents. Comp factor DTI is not substantiated or used.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $92.73 exceeds tolerance of $80.00. Sufficient or excess cure was provided to the borrower. (XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt. Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR increased on XX/XX/XXXX Closing Disclosure and was not received within 3 business days prior to closing.	REVIEWER - CURED COMMENT (2023-09-12): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000392	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000393	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is XX/XX/XXXX which was after the date of the initial Loan Estimate provided electronicallyXX/XX/XXXX.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000394	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000395	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of earlier receipt not found in the loan file.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000396	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000397	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXX, XXXX Insurance Verification, Other, Statement, Tax Verification	Missing verification of primary residence PITIA, credit report does not specify if taxes and insurance are included in payment.	SELLER - GENERAL COMMENT (2023-10-14): Agree - Missing mortgage statement, hazard, tax information for primary residence. Address: XXXX,
REVIEWER - GENERAL COMMENT (2023-10-20): Exception remains as mortgage statement for property XXXX, not provided.
SELLER - GENERAL COMMENT (2023-10-23): Lender provided a first payment letter for XXXX
REVIEWER - GENERAL COMMENT (2023-10-24): First payment letter provided is for property XXXX. Verification document required for primary property XXXX confirming if taxes and insurance are included in payment. Exception remains.
															REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors LTV, FICO, and DTI for missing document. Comp factor DTI is not substantiated or used.	1				1					Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000398	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $950.00 exceeds tolerance of $650.00.  Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $5,062.00. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Re-Inspection Fee increased from $0.00 to $250.00 at closing a difference of $250.00. No cure provided and no Changed Circumstance document in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased from $650.00 to $950.00  at closing, a difference of $300.00,  with no cure and no Changed Circumstance document in file.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee increased from $5062.00 to $XXX a difference of $6,976.95 with no cure provided. A Changed Circumstance document was not located in the file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000400	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 53.81551% exceeds AUS total debt ratio of 47.00000%.
[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX
[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months Account statements. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX
[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19): Borrower: XXXXh // Employment Type: Employment / Income Type: C-Corp / Start Date: XX/XX/XXXX
[2] Income Documentation - Income documentation requirements not met.
[2] Application / Processing - Missing Document: Other not provided	AUS required evidence debts paid off and to be excluded from ratios, which is missing from the loan file: XXXX Bank NA, XXXX FINAN, XXXX Dealers and XXXX Financial Service. Additionally, the file is missing verification of the market rents for the subject property, resulting in a DTI ratio of 87.25%.
Only one month statements provided in file and two months are required.
The statement provided is for the business owned by the co-borrower.  Statement supporting the borrower's contractor portion reported on Schedule C are required and only one month personal statements were provided.
Only one month statements provided in file and two months are required.
Only one month statements provided in file and two months are required.
The lenders rental calculations were based on a lease agreement. The file is missing the lease agreement. Per the calculation lease agreement income of $XXX x 75% vacancy rate for an amount of $XXX minus total PITIA $XXX for a loss of $XXX. Added full payment back.	SELLER - GENERAL COMMENT (2023-09-26): Agree - XXXX was paid on signed CD. XXXX internal credit refresh shows XXXX paid in full. Escalated
REVIEWER - GENERAL COMMENT (2023-09-27): SAMC notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.
SELLER - GENERAL COMMENT (2023-10-20): XXXX Account -  This account is included in the DTI $490 payment (do not double count)
SELLER - GENERAL COMMENT (2023-10-20): XXXX is paid by XXXX - see bank statements for 12 months
SELLER - GENERAL COMMENT (2023-10-20): XXXX is a new loan started in XXXX documented business pays at XXXX .
SELLER - GENERAL COMMENT (2023-10-20): Bank Statements provided
REVIEWER - GENERAL COMMENT (2023-10-23): Bank statements provided in file does not reflect the the monthly Payment for XXXX Finance is made by business.  Still require document to verify the omission of debt with XXXX Finance monthly payment $662.00. Only 3 pages of 1004 provided for subject property, however unable to verify the expected monthly rent amount. Still require 1007 Rent Comparison Schedule for subject property. Exception remains.
REVIEWER - GENERAL COMMENT (2023-10-26): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 86.72601% exceeds AUS total debt ratio of 47.00000%.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-09-26): Agree - Missing two months additional business bank statements. Only June in file. Escalated
REVIEWER - GENERAL COMMENT (2023-09-27): SAMC notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.
SELLER - GENERAL COMMENT (2023-10-20): Bank Statements located  - Client and seller vetted out the YTD P&L signature per XXXX , exception cleared.
REVIEWER - GENERAL COMMENT (2023-10-26): Bank statements provided in trailing docs are for the C Corp business, we need bank statements for Sch C income. Yes, the client and seller vetted out the YTD P&L is not required to be signed. Exceptions remains.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-09-26): Agree - Missing two months additional business bank statements. Only June in file. Escalated
REVIEWER - GENERAL COMMENT (2023-09-27): SAMC notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.
SELLER - GENERAL COMMENT (2023-10-20): bank statements plus  - Client and seller vetted out the YTD P&L signature per XXXX , exception cleared.  Check with Management
REVIEWER - CLEARED COMMENT (2023-10-26): Additional 5 months bank statement is provide . Exception cleared.
REVIEWER - RE-OPEN COMMENT (2023-10-26): Cleared in Error: As per the GSE COVID-19 we required the most recent bank statement of XX/XX/XXXX, hence exception Remains.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-09-26): Agree - Missing two months additional business bank statements. Only June in file. Escalated
REVIEWER - GENERAL COMMENT (2023-09-27): SAMC notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.
SELLER - GENERAL COMMENT (2023-10-20): Bank Statements located  - Client and seller vetted out the YTD P&L signature per XXXX , exception cleared.
REVIEWER - GENERAL COMMENT (2023-10-26): Bank statements provided in trailing docs are for the C Corp business, we need bank statements for Sch C income. Yes, the client and seller vetted out the YTD P&L is not required to be signed. Exceptions remains.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-09-26): Agree - Missing two months additional business bank statements. Only June in file. Escalated
REVIEWER - GENERAL COMMENT (2023-09-27): SAMC notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.
SELLER - GENERAL COMMENT (2023-10-20): Bank Statements located  - Client and seller vetted out the YTD P&L signature per XXXX , exception cleared.
REVIEWER - CLEARED COMMENT (2023-10-25): Bank statement provided for Business account for more than 2 months , Exception Cleared
REVIEWER - RE-OPEN COMMENT (2023-10-26): Cleared in Error: As per the GSE COVID-19 we required the most recent bank statement of XX/XX/XXXX, hence exception Remains.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-09-26): Agree - Missing lease or 1007 comparative rent schedule for subject property. Escalated
REVIEWER - GENERAL COMMENT (2023-09-27): SAMC notes the seller's comment.  Exception will be cleared upon receipt of the required documentation.
SELLER - GENERAL COMMENT (2023-10-20): See appraisal section Income, on page 3 of 6
REVIEWER - GENERAL COMMENT (2023-10-24): Exception Remains: Lease agreement or 1007 comparative rent schedule missing in file.
REVIEWER - GENERAL COMMENT (2023-10-24): Subject is investment and Rental amount used to qualify per lender calculation therefore required Lease agreement or 1007 comparative rent schedule for subject property. Hence Exception remains.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax.  Fee Amount of $57.69 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77239)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,295.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7561)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report datedXX/XX/XXXX missing evidence of receipt.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Final Closing Disclosure provided onXX/XX/XXXX did not disclose a reason for not having an escrow account on page 4.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on closing disclosure issuedXX/XX/XXXX, change of circumstance stated loan amount changed, however points were increased outside of ratio.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on closing disclosure issuedXX/XX/XXXX, change of circumstance stated loan amount changed, however points were increased outside of ratio.		Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow - Reason: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000401	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Home Improvement	N/A	2	2	[2] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	Missing electronic consent.	SELLER - GENERAL COMMENT (2023-10-12): Agree: E-Consent disclosure is missing from the file. However Borrower has received multiple disclosures and acknowledgements of receipt of disclosures, and they are E-signed. The borrower would have to acknowledge the e-sign consent agreement to access the documentation provided for e-signature. Attached, is the credit authorization disclosure, which the borrower acknowledged acceptance and e-signed along with the other disclosures provided.
REVIEWER - GENERAL COMMENT (2023-10-18): E-Sign Consent Agreement missing from the file, Borrower has Received Multiple Disclosures and they are E-signed, Please Provide Separate E-sign Consent Agreement.
SELLER - GENERAL COMMENT (2023-10-26): Uploaded Esign consent agreement
REVIEWER - GENERAL COMMENT (2023-10-27): E-sign consent provided is not within 3 Business days of application date or on application date. Exception remains.
															REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000402	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Transaction Management Fee. Fee Amount of $40.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7712)	Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: XX/XX/XXXX Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee was added on XX/XX/XXXX Closing Disclosure with no valid change evident.		Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000403	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivery to borrower is not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000404	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX, file is missing borrower's evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000405	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (FinXX/XX/XXXX)	Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure missing on file Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 missing on file Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Final closing disclosure only. disclosure in file issued on day of closing.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000406	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,066.00 exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $40.50 exceeds tolerance of $40.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $69.00 exceeds tolerance of $65.00.  Sufficient or excess cure was provided to the borrower at Closing. (XXXX)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $810.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No documentation in the loan file to evidence delivery of the appraisal to the borrower.	REVIEWER - CURED COMMENT (2023-09-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-09-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-09-11): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-09-11): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000407	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000408	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.		Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000409	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Partial Payments. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Partial Payments: Partial Payments section on page 4 of final closing disclosure is not completed.		Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000410	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Document Error - Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: XX/XX/XXXX Note Date: XX/XX/XXXX; Calendar End Date: XX/XX/XXXX;	File is missing signed and dated YTD P&L. Note date is XX/XX/XXXX tax return has been provided and P&L is not provided in file.	SELLER - GENERAL COMMENT (2023-10-05): Agree- No P&L located in file. . Escalated
REVIEWER - GENERAL COMMENT (2023-10-16): Require signed and dated YTD P&L to clear this exception. Exception Remains.
REVIEWER - WAIVED COMMENT (2024-01-04): Exception waived. Client provided in trailing documents comp factors of DTI, FICO, and LTV. LTV is not substantiated with loan at max LTV.
SELLER - GENERAL COMMENT (2023-10-05): Agree- No P&L located in file. . Escalated
REVIEWER - GENERAL COMMENT (2023-10-18): YTD Signed & Dated P&L required to clear. Exception remains
REVIEWER - WAIVED COMMENT (2024-01-04): Exception waived. Client provided in trailing documents comp factors of DTI, FICO, and LTV. LTV is not substantiated with loan at max LTV.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $925.00 exceeds tolerance of $875.00.  Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,593.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence a copy of the appraisal was provided to the borrower was not in file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was  last disclosed as $875.00 on LE but disclosed as $925.00 on Final Closing Disclosure. File does not contain a valid change in circumstance or cure for this fee
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was not disclosed on Loan Estimate. File does not contain a valid change in circumstance or cure for this fee.		Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000411	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 51.14006% exceeds AUS total debt ratio of 49.33000%. [2] Income Documentation - REO Documents are missing.: Address: XXXX, XXXX HOA Verification, Statement	The reason for the DTI discrepancy is because the subject property negative cash flow used for qualifying by the lender is $XXX but the documents provided support subject negative cash flow of $XXX. 2020 Schedule E records $XXX for HOA expenses, but the lender qualified with XXXX on the rental income calculation worksheet. HOA Verification and Statement for XXXX not provided.	SELLER - GENERAL COMMENT (2023-10-08): Agree - Rental calculation for subject property was incorrect. Agree with re-calculated DTI of 51.14%.
REVIEWER - GENERAL COMMENT (2023-10-17): The reason for the DTI discrepancy is because the subject property negative cash flow used for qualifying by the lender is $XXX but the documents provided support subject negative cash flow of $XXX. 2020 Schedule E records $XXX for HOA expenses, but the lender qualified with XXXX  on the rental income calculation worksheet. Exception remains
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-10-08): Disagree -  Mortgage Statement uploaded to XXXX.
SELLER - GENERAL COMMENT (2023-10-08): HOA XXXX  uploaded.
REVIEWER - GENERAL COMMENT (2023-10-17): Please note as per 1003 document property XXXX  obtained new mortgage XXXX . We received mortgage statement for XXXX  If property has been recently refinanced please provided supporting document. Exception remains.
REVIEWER - GENERAL COMMENT (2023-10-17): HOA Document received.
															REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $XXX is under disclosed by $180.00 compared to the calculated total of payments of $482,872.16 which exceeds the $100.00 threshold. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final CD Total of Payments disclosed $XXX and the calculated Total of Payments is $XXX, a variance of $180.00.		Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000412	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX)
																					[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Receipt datedXX/XX/XXXX however appraisal report dated XX/XX/XXXX. Appraisal report is dated XX/XX/XXXX with aXX/XX/XXXX effective date. A copy a preliminary appraisal report is not in file,		Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability. Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.	Borrower has verified disposable income of at least $XXXX. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000414	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement	Missing several documents verifying other property costs, see missing document exceptions.	SELLER - GENERAL COMMENT (2023-10-08): Agree Missing several documents verifying other property costs, see missing document exceptions. Escalated. This is referring to the 3 properties in separate exceptions.
REVIEWER - GENERAL COMMENT (2023-10-18): Please provide us the mortgage statement for XXXX  to clear the exception. Exception remains.
REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors, DTI, FICO, and LTV for missing documents. LTV is not substantiated and not used as a comp factor.
SELLER - GENERAL COMMENT (2023-10-08): Agree Missing - Address: XXXX  Statement. Escalated
REVIEWER - GENERAL COMMENT (2023-10-18): Please provide us the mortgage statement for XXXX . Exception remains.
															REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors, DTI, FICO, and LTV for missing REO documents. LTV is not substantiated and not used as a comp factor.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000415	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX, XXXX Insurance Verification, Statement, Tax Verification	Missing full principal, interest, tax and insurance verification for REO property XXXX.	SELLER - GENERAL COMMENT (2023-10-08): Agree Missing XXXX, XXXX Insurance Verification, Statement, Tax Verification. Escalated
REVIEWER - GENERAL COMMENT (2023-10-18): Require Statement, Insurance Verification, Tax Verification for REO property XXXX to clear this exception, Exception Remains.
REVIEWER - WAIVED COMMENT (2024-01-04): Exception waived.  Client provided in trailing documents comp factors LTV, DTI and FICO for waiving exception for missing REO docs.
SELLER - GENERAL COMMENT (2023-10-08): Agree Missing XXXX, XXXX Insurance Verification, Statement, Tax Verification. Escalated
REVIEWER - GENERAL COMMENT (2023-10-18): Require Statement, Insurance Verification, Tax Verification for REO property XXXX to clear this exception, Exception Remains.
															REVIEWER - WAIVED COMMENT (2024-01-04): Exception waived. Client provided in trailing documents comp factors LTV, DTI and FICO for waiving exception for missing REO docs.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal was not provided three days prior to closing.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Miscellaneous Miscellaneous The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000416	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Service Fee). Fee Amount of $175.00 exceeds tolerance of $110.00. Insufficient or no cure was provided to the borrower. (XXXX)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $3,683.33 exceeds tolerance of $2,899.00. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Closing Disclosure with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000417	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000418	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000419	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX missing evidence of receipt.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000420	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000421	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $625.00. Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,665.36 exceeds tolerance of $6,201.00. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on the Closing Disclosure onXX/XX/XXXX1 without a valid Change of Circumstance found in the file. A total tolerance cure was required on this loan in the amount of $539.36. $150.00 was provided at closing with a remaining balance due of $389.36.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on the Closing Disclosure datedXX/XX/XXXX. A Valid Change of Circumstance was not found. A total tolerance cure was required on this loan in the amount of $539.36. $150.00 was provided at closing with a remaining balance due of $389.36.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000422	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] General - Missing Document: 1007 Rent Comparison Schedule not provided	1007 to support gross rent used for qualification was not provided.	SELLER - GENERAL COMMENT (2023-10-12): Agree While XXXX permits use of a lease in lieu of a 1007 on a refinance, the lease the Lender provided is a month to month that is dated XX/XX/XXXX.
REVIEWER - GENERAL COMMENT (2023-10-19): Lease agreement reflects month to month tenancy however, 1007 is a mandatory document as per deal notes. Exception Remains.
SELLER - GENERAL COMMENT (2023-10-23): XX/XX/XXXX - XXXX Updated Rebuttal - If the full PITI of subject property is included the DTI increases to 44.23% which this is over the 3% Variance is still acceptable for Agency guidelines. XXXX.   Borrower has assets after closing of $XXXX   Borrower has resided in current primary 12 years.  Please escalate to management.
REVIEWER - GENERAL COMMENT (2023-10-26): Client to review and approve.
															REVIEWER - WAIVED COMMENT (2024-01-05): Exception waived. Client provided comp factors LTV, FICO, and DTI for missing document. DTI is not substantiated or used.	1				1					Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000423	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated XX/XX/XXXX, file is missing borrower's evidence of receipt.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: or Application date was 10-24-19 and Loan Estimate was issued 1-22-21.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed was last disclosed as $0.00 on loan estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.		Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000424	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $500.00 exceeds tolerance of $450.00. Insufficient or no cure was provided to the borrower. (XXXX) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of$XXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $450.00 on LE but disclosed as $500.00 on Final Closing Disclosure. File does not contain a valid changed in circumstance for this fee, No cure provided at closing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as$XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid changed in circumstance for this fee, No cure provided at closing.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000425	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX, Address: XXXX, Address: XXXX, Address: XXXX Insurance Verification, Statement, Tax Verification Insurance Verification, Lease Agreement, Statement, Tax Verification Insurance Verification, Lease Agreement, Statement, Tax Verification Lease Agreement	The file is missing required tax, insurance and mortgage statement documents for multiple REO properties. File is missing Insurance and Tax Verification document for several REO properties.	SELLER - GENERAL COMMENT (2023-10-09): Agree - CD for XXXX uploaded. Other REO recently purchased. NO CD or mtg statement in file. Escalated. XXXX
REVIEWER - GENERAL COMMENT (2023-10-18): Closing disclosure received of property (XXXX)- Statement, Tax and Insurance verification document met ; however lease agreement is still missing along with other property documents:  XXXX, Address: XXXX, Address: XXXX.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-10-09): Agree - CD for XXXX uploaded.  Other REO recently purchased. NO CD or mtg statement in file. Escalated.  XXXX
REVIEWER - GENERAL COMMENT (2023-10-18): Closing disclosure received of property (XXXX)- Statement, Tax and Insurance verification document met ; however lease agreement is still missing along with other property documents:  XXXX, Address: XXXX, Address: XXXX.
REVIEWER - GENERAL COMMENT (2024-01-10): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Insurance Verification, Statement, Tax Verification
Insurance Verification, Lease Agreement, Statement, Tax Verification
Insurance Verification, Lease Agreement, Statement, Tax Verification
Insurance Verification, Lease Agreement, Statement, Tax Verification
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
																					[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $650.00. Insufficient or no cure was provided to the borrower. (XXXX)	Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 document is missing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer Tax Fee increased from $2959.00 to $3032.40 at close a difference of $73.40. A cure of $139.65 was provided. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased from $650.00 to $725.00 at closing a difference of $75.00. A cure of $139.65 was provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000426	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Insurance coverage is insufficient by XXXX based on appraisal value of XXXX, 80% of value, there was no evidence of sufficient extended coverage or insurer's estimate of replacement cost provided.	SELLER - GENERAL COMMENT (2023-10-15): Disagree - Virginia Statute 6.2-412. No lender shall require a borrower, as a condition to receiving or maintaining a loan secured by any mortgage or deed of trust, to provide or purchase property insurance coverage or flood insurance coverage against risks to any improvements on any real property in an amount exceeding the replacement value of the improvements on the real property. C. In determining the replacement value of the improvements on any real property, the lender may: 1. Accept the value placed on the improvements by the insurer; or 2. Use the value placed on the improvements that is determined by the lender's appraisal of the real property.
REVIEWER - GENERAL COMMENT (2023-10-16): Nothing in the file to confirm the VA insured rule.
SELLER - GENERAL COMMENT (2023-10-16): "Agree - Per VA - In determining the replacement value of the improvements on any real property, the lender may:
1. Accept the value placed on the improvements by the insurer; or
2. Use the value placed on the improvements that is determined by the lender's appraisal of the real property. - Per the appraisal cost of improvement is XXXX  HOI only covers XXXX "
REVIEWER - GENERAL COMMENT (2023-10-23): Supporting document required to confirm the VA insured rule. Exception Remains.
REVIEWER - GENERAL COMMENT (2023-11-01): Exception Remains-Supporting doucment required to confirm the VA insured rule.
															REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000427	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX Statement [2] Document Error - Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19): Borrower: XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX	Most recent tax returns dated 2020. YTD P&L is missing Most recent tax returns dated 2020. YTD P&L is missing	SELLER - GENERAL COMMENT (2023-10-08): Agree P&L located and u/l to XXXX however, it is unsigned. Escalated
SELLER - GENERAL COMMENT (2023-10-14): Client and seller vetted out the YTD P&L signature per XXXX , exception cleared.  Please Escalate
REVIEWER - GENERAL COMMENT (2023-10-18): The provided P&L sheet is for XXXX which cannot be considered. Please provided YTD P&L for XXXX. Exception remains
SELLER - GENERAL COMMENT (2023-10-26): K1s provided in the file reflect XXXX is owned by XXXX, the companies are one in the same
REVIEWER - GENERAL COMMENT (2023-10-30): The provided P&L statement is not for XXXX, please provide YTD P&L statement for XXXX. Exception remains.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-10-08): Disagree - Lender used HOA annual fee verified by appraiser on appraisal page 1. $XXX/annually / $XXX monthly.
REVIEWER - GENERAL COMMENT (2023-10-18): Cleared HOA verification however mortgage Statement for Property XXXX  missing. Exception remains.
REVIEWER - GENERAL COMMENT (2024-01-10): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: HOA Verification, Statement
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-10-08): Agree - P&L located and u/l to XXXX however, it is unsigned. Escalated
SELLER - GENERAL COMMENT (2023-10-14): Client and seller vetted out the YTD P&L signature per XXXX , exception cleared.  Please Escalate.
REVIEWER - GENERAL COMMENT (2023-10-18): The provided P&L sheet is for XXXX which cannot be considered. Please provided YTD P&L for XXXX. Exception remains
															REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Points increased on the XX/XX/XXXX Closing Disclosure with no valid Change of Circumstance in file or evidence of a tolerance cure.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000428	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000429	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 57.98129% exceeds AUS total debt ratio of 47.84000%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - REO Documents are missing.: Address: XXXX Form 1007 or 1025, with Market Rents	Calculated investor qualifying total debt ratio of 57.98129% exceeds lender DTI 47.84000% due to missing the comparable rents schedule for subject property address. Missing current comparable rebt schedule. The one in the file is dated post-closing of XX/XX/XXXX and the note date is XX/XX/XXXX.	SELLER - GENERAL COMMENT (2023-10-17): Agree - No 1007 in file. Need to reach out to Client
REVIEWER - GENERAL COMMENT (2023-10-20): 1007 Comparable Rent Schedule required to clear the exception. Exception Remains.
SELLER - GENERAL COMMENT (2023-11-10): The Comparable Rent Schedule is attached.
REVIEWER - GENERAL COMMENT (2023-11-16): Rent comparable schedule received however the report date is post note date. Exception Remains
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-10-17): Agree - No 1007 in file. Need to reach out to Client
REVIEWER - GENERAL COMMENT (2023-10-20): 1007 Comparable Rent Schedule is missing in file. Exception Remains.
SELLER - GENERAL COMMENT (2023-11-10): The Comparable Rent Schedule is attached.
REVIEWER - GENERAL COMMENT (2023-11-16): Rent comparable schedule received however the report date is post note date. Exception Remains
															REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.	1				1					Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX. The representative FICO score is above XXX.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000430	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Income Documentation - Income documentation requirements not met. [2] Income Documentation - REO Documents are missing.: Address: XXXX HOA Verification, Insurance Verification, Statement	File is missing the Mortgage Statement for the REO property at XXXX. Documentation missing mortgage statement, hazard, and HOA liability.	SELLER - GENERAL COMMENT (2023-10-06): Mortgage, Taxes, Hazard and HOA docs all uploaded.
REVIEWER - GENERAL COMMENT (2023-10-14): Tax verification and Insurance received and associated however Mortgage statement and HOA verification not received for XXXX. Exception Remains.
SELLER - GENERAL COMMENT (2023-10-27): XXXX states specifically in the Property Overview - no HOA. Please clear.
REVIEWER - GENERAL COMMENT (2023-10-30): Received HOA Verification. Require Mortgage Statement to verify P&I amount of $XXX and as per final 1003 rental income is $XXX, however Lease Agreement is missing. Please provide Mortgage Statement and Lease Agreement for the REO property  XXXX.. Exception remains
REVIEWER - WAIVED COMMENT (2024-01-04): Exception waived.  Client provided in trailing documents comp factors for waiving exception.  Comp factors, DTI, FICO, and LTV.  LTV is not substantiated at 74.97%.
SELLER - GENERAL COMMENT (2023-10-06): HOA doc uploaded.
REVIEWER - GENERAL COMMENT (2023-10-14): Property history report and 1004 provided but HOA information is missing. Exception Remains.
SELLER - GENERAL COMMENT (2023-10-27): XXXX states specifically in the Property Overview - no HOA. Please clear.
REVIEWER - GENERAL COMMENT (2023-10-30): Received HOA Verification. Require Mortgage Statement to verify P&I amount of $XXX and as per final 1003 rental income is $XXX, however Lease Agreement is missing. Please provide Mortgage Statement and Lease Agreement. Exception remains
REVIEWER - WAIVED COMMENT (2024-01-04): Exception waived. Client provided in trailing documents a list of comp factors for waiving the exception. Comp factors, DTI, FICO, and LTV. LTV is not substantiated at 74.97%.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $775.00 exceeds tolerance of $550.00.  Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,043.51 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: Appraisal fee was disclosed as $550 and final closing disclosure reflects the fee to be $775. No cure provided.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: Initial loan estimate does not reflect the discount points fee and final closing disclosure reflects the amount of $3043.51. No cure provided.		Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000431	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: The Recording Fee increased on XX/XX/XXXX Loan Estimate from $90.00 and on the Final Closing Disclosure on XX/XX/XXXX to $116.00 with no valid change evident.	REVIEWER - CURED COMMENT (2023-09-14): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	900000432	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XX/XX/XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of  on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report is dated XX/XX/XXXX and appears to have been updated. Evidence of updated report does not appear to have been sent to borrower.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. Final CD does not show the amount of escrows in the project payments section nor does the non-escrows property costs show on page 4.
Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. Final CD does not show the amount of escrows in the project payments section nor does the non-escrows property costs show on page 4.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XX/XX/XXXX: The final CD did not disclose the non-escrowed property costs.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: Final CD does not disclose the amount of non-escrowed property costs.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: The final CD did not disclose the reason for the borrower not having escrow.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - XX/XX/XXXX: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000433	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 45.06754% exceeds AUS total debt ratio of 34.50000%.	The calculated DTI exceeds the lender qualifying DTI as the REO calculations considered as per the documents in file. AUS reflects rental income of $XXX on subject property, however based on shedule E income is $XXX. Primary residence P&I discrepancy, final 1003 disclosed P&I as $XXX however the 1008 shows $XXX and credit report shows $XXX.	SELLER - GENERAL COMMENT (2023-10-09): Agree - Calculating rental income off schedule e for s/p results in negative rental income of $XXX. No mortgage statement found in file for primary residence or XXXX. Both mtgs list on credit report are XXXX. Escalated XXXX
REVIEWER - GENERAL COMMENT (2023-10-18): Calculated rental income for subject property as per schedule E is $XXX but AUS reflects rental income of $XXX due to which there DTI discrepancy and mortgage Statement is missing for the primary property XXXX. Exception remains
SELLER - GENERAL COMMENT (2023-10-26): For XXXX:  Per the Divorce Decree, item 6 on Page 9, this property was awarded to the ex-spouse, and ex-spouse makes the payment.  There was no payment included in DTI, so no mortgage statement was required.

For subject property XXXX, I agree with XXXX calculation of a loss of $XXX, not income  of $XXX.

For current residence, agree that payment appears to have transposed numbers and correct payment should be $XXX

Making these adjustments, DTI is 33.243/48.190.  I have tried to rerun DU, but I am not able to update.
SELLER - GENERAL COMMENT (2023-10-26): Lender Response
REVIEWER - GENERAL COMMENT (2023-10-30): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 52.67593% exceeds AUS total debt ratio of 34.50000%.
REVIEWER - GENERAL COMMENT (2023-10-30): Seller unable to rerun AUS, client to review and approve.
															REVIEWER - WAIVED COMMENT (2024-01-09): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX Loan Estimate and again on XX/XX/XXXX Closing Disclosure with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Miscellaneous		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000434	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX. [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: $XXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Insufficient assets have been provided to support the reserves required by AUS. VVOE for the co-borrower is required to be within 10 business days of the Note.	SELLER - GENERAL COMMENT (2023-10-24): Total Assets Verified is $XXX - Per Final AUS Total Verified met.
REVIEWER - GENERAL COMMENT (2023-10-27): Asset requirement not met cash to close from $XXX while asset are $XXX hence fund is not sufficient as per AUS  hence please provide additional asset to meet the requirement
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-10-24): XXXX - VOE
REVIEWER - GENERAL COMMENT (2023-10-26): Provided verification of employment  is not within 10 days prior to note date. Verification of employment within 10 business days prior to Note date is required, Exception remains.
REVIEWER - WAIVED COMMENT (2024-01-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - XXXX Points and Fees: XXXX Points and Fees on subject loan of XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX. XXXX Finance Charge total $7,507.39 on a Original Loan Amount of $XXX vs. an allowable total of $6,600.00 and $XXX (an overage of $XXX or XX%).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $261.14 exceeds tolerance of $150.00.  Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $625.00 exceeds tolerance of $550.00.  Insufficient or no cure was provided to the borrower. (XXXX)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee is shoiwng $150 onXX/XX/XXXX Loan Estimate and again increased onXX/XX/XXXX $261.14 Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee is showing $550 onXX/XX/XXXX Loan Estimate and again increased onXX/XX/XXXX $625.00 Closing Disclosure with no valid change evident.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount points fee increased onXX/XX/XXXX Loan Estimate and again onXX/XX/XXXX Closing Disclosure with no valid change evident.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXXX. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXXX.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	900000435	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				1				2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $574.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (XXXX)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $574.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. A Valid COC was not provided.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B